UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00747

                            Ameritor Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                4400 MacArthur Blvd, Suite 301, Washington, DC 20007
  ----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        Ameritor Financial Corporation
               4400 MacArthur Blvd, Suite 301, Washington, DC 20007
--------------------------------------------------------------------------------
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 202-625-6000

Date of fiscal year end: 6/30/20066

Date of reporting period: 6/30/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. ANNUAL REPORT

                                    AMERITOR

                                   INVESTMENT
                                      FUND

                                  ANNUAL REPORT

                                  JUNE 30, 2006

                         An Ameritor NO-LOAD Mutual Fund

                                     [LOGO]
                                    Ameritor
                                     Financial
                                      Corporation
                                        Investment Advisor

                                                                 August 30, 2006

Dear shareholder:

This fiscal year the major indices in the stock market were up approximately 5 percent. The investments in Ameritor Investment Fund have been up essentially 10 percent for the past six months. This was the result of a diversified portfolio consisting of various high quality stocks. We continue to seek more opportunities that will offer the fund more growth potential and good performance. However, this is a difficult challenge due to the small size of the fund, which suffers overall from this factor.

Management has once again made major changes in order to further reduce costs in the near future. This, together with the hope of an improved economy, should be beneficial to your fund.

Sincerely,

/s/ Jerome Kinney

Jerome Kinney
President

                            Tait, Weller & Baker LLP
                          Certified Public Accountants

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and
Shareholders of Ameritor Investment Fund
Washington, D.C.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Ameritor Investment Fund as of June 30, 2006 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ameritor Investment Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with auditing standards generally accepted in the United States of America.

                                                /s/ TAIT, WELLER & BAKER LLP

                                                TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 4, 2006

--------------------------------------------------------------------------------
AMERITOR INVESTMENT FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of Net Assets)
June 30, 2006
--------------------------------------------------------------------------------

SECTOR BREAKDOWN

Diversified Manufacturing                                              12.48%
Medical Products                                                       11.40%
Minerals                                                               20.42%
Oil Field Machinery & Equipment                                        12.08%
Retail                                                                 22.86%
Transportation                                                         11.81%
Cash Equivalents                                                       67.45%
-----------------------------------------------------------------------------
Total Investments                                                     158.50%
Liabilities in excess of other assets                                 -58.50%
-----------------------------------------------------------------------------
Total Net Assets                                                      100.00%
=============================================================================


--------------------------------------------------------------------------------
See notes to financial statements.                                             2

AMERITOR INVESTMENT FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2006
--------------------------------------------------------------------------------

  Number                                                              Market
Of Shares               Description                                    Value
---------               -----------                                    -----

              COMMON STOCKS                                91.06%

              DIVERSIFIED MANUFACTURING                    12.48%
      175     Griffon, Corp. *                                       $    4,568
                                                                     ----------

              MEDICAL PRODUCTS                             11.40%
      115     West Pharmaceutical                                         4,172
                                                                     ----------

              MINERALS                                     20.42%
      850     Northern Dynasty Minerals *                                 7,472
                                                                     ----------

              OIL FIELD MACHINERY & EQUIPMENT              12.09%
      110     Natco, Group, Inc. Class - A *                              4,422
                                                                     ----------

              RETAIL                                       22.86%
      115     Ezcorp, Inc. Class - A *                                    4,334
      105     Too, Inc. *                                                 4,031
                                                                     ----------
                                                                          8,365

              TRANSPORTATION                               11.81%
      160     U.S. Express Enterprises *                                  4,323
                                                                     ----------

              Total Common Stock (Cost $29,252)                          33,322
                                                                     ----------

              SHORT TERM INVESTMENTS                       67.44%

   24,676     Evergreen Institutional Money
                Market Fund (Cost $24,676)                               24,676
                                                                     ----------

              TOTAL INVESTMENTS:
              (Cost: $53,928)**                           158.50%        57,998
              Liabilities in excess of other assets       (58.50%)      (21,406)
                                                          ------     ----------
              NET ASSETS                                  100.00%    $   36,592
                                                          ======     ==========

*     Non-income producing
** Cost for Federal income tax purposes is $53,928 and net unrealized appreciation consists of:

                  Gross unrealized appreciation                      $    4,427
                  Gross unrealized depreciation                            (357)
                                                                     ----------
                  Net unrealized appreciation                        $    4,070
                                                                     ==========


--------------------------------------------------------------------------------
See notes to financial statements.                                             3

AMERITOR INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
--------------------------------------------------------------------------------

ASSETS
   Investments at value (identified cost of $53,928)
     (Notes 1 & 4)                                                 $     57,998
   Receivables:
      Interest                                                              117
   Prepaid Expenses                                                         116
                                                                   ------------
      TOTAL ASSETS                                                       58,231
                                                                   ------------

ACCRUED LIABILITIES
   Accrued advisory fees                                                     65
   Accrued transfer agent fees                                            1,350
   Accrued administrative fees                                            2,000
   Accrued expenses                                                      18,224
                                                                   ------------
      TOTAL LIABILITIES                                                  21,639
                                                                   ------------

NET ASSETS                                                         $     36,592
                                                                   ============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ($36,592/1,050,690 shares outstanding)          $       0.03
                                                                   ============

At June 30, 2006, there was an unlimited amount of no par value shares of beneficial interest and the components of net assets are (Note 1):
   Paid in capital                                                 $  1,807,929
   Accumulated net investment loss                                     (265,726)
   Accumulated realized losses on investments                        (1,509,681)
   Net unrealized appreciation of investments                             4,070
                                                                   ------------
   Net Assets                                                      $     36,592
                                                                   ============


--------------------------------------------------------------------------------
See notes to financial statements.                                             4

AMERITOR INVESTMENT FUND

STATEMENT OF OPERATIONS

Year ended June 30, 2006
--------------------------------------------------------------------------------

INCOME
   Dividends                                                       $        598
   Interest                                                                 411
                                                                   ------------
                                                                          1,009
                                                                   ------------

EXPENSES
   Investment advisory fees (Note 2)                   $        805
   Accounting fees                                           14,986
   Custody fees                                               3,269
   Administrative services (Note 2)                          60,000
   Transfer agent fees (Note 2)                              37,514
   Legal and audit fees                                      14,383
   Directors                                                  4,857
   Shareholder Services & Reports                             5,876
   Miscellaneous                                                822
                                                       ------------
      Total expenses                                                    142,512
   Less: Fees Waived                                                    (25,143)
                                                                   ------------
   Net Expenses                                                         117,369
                                                                   ------------
   Net investment loss                                                 (116,360)
                                                                   ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments                                      25,382
   Net increase in unrealized appreciation on investments                   695
                                                                   ------------
   Net gain on investments                                               26,077
                                                                   ------------
   Net decrease in net assets resulting from operations            $    (90,283)
                                                                   ============


See notes to financial statements.                                             5

AMERITOR INVESTMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

Years ended June 30, 2006 and 2005
--------------------------------------------------------------------------------------------------------
                                                                           Year ended       Year ended
                                                                          June 30, 2006    June 30, 2005
                                                                           ------------     ------------
OPERATIONS
   Net investment loss                                                     $   (116,360)    $   (149,366)
   Net realized gain(loss) on investments                                        25,382          (26,967)
   Change in unrealized appreciation of investments                                 695            4,095
                                                                           ------------     ------------
   Net decrease in net assets resulting from operations                         (90,283)        (172,238)

CAPITAL SHARE TRANSACTIONS (Note 3)
   Net decrease in net assets resulting from capital share transactions            (583)          (4,508)
                                                                           ------------     ------------
   Net decrease in net assets                                                   (90,866)        (176,746)
   Net assets at beginning of year                                              127,458          304,204
                                                                           ------------     ------------

NET ASSETS at the end of the year (including $265,726 and
   $149,366 of accumulated net investment loss)                            $     36,592     $    127,458
                                                                           ============     ============


--------------------------------------------------------------------------------
See notes to financial statements.                                             6

AMERITOR INVESTMENT FUND

FINANCIAL HIGHLIGHTS

For A Share Outstanding Throughout The Period
--------------------------------------------------------------------------------

                                                                       Years Ended June 30,
                                            --------------------------------------------------------------------------
                                               2006            2005            2004            2003            2002
                                            ----------      ----------      ----------      ----------      ----------
Per Share Operating Performance
    Net asset value, beginning of period    $     0.12      $     0.28      $     0.37      $     0.48      $     0.77
                                            ----------      ----------      ----------      ----------      ----------

    Income from investment operations -
       Net investment (loss)                     (0.11)          (0.14)          (0.14)          (0.12)          (0.13)
       Net realized and unrealized gain
          (loss) on investments                   0.02           (0.02)           0.05            0.01           (0.16)
                                            ----------      ----------      ----------      ----------      ----------
       Total from investment operations          (0.09)          (0.16)          (0.09)          (0.11)          (0.29)
                                            ----------      ----------      ----------      ----------      ----------

    Net asset value, end of period          $     0.03      $     0.12      $     0.28      $     0.37      $     0.48
                                            ==========      ==========      ==========      ==========      ==========

Total Return                                    (75.00)%        (57.14)%        (24.28)%        (22.92)%        (37.66)%
                                            ==========      ==========      ==========      ==========      ==========

Ratios/Supplemental Data
    Net assets, end of period (000's)       $       37      $      127      $      304      $      517      $      692
    Ratio to average net assets
       Expense ratio -
           Before expense reimbursement         177.57%             --              --              --              --
           After expense reimbursement          146.24%          70.66%          40.09%          30.61%          21.57%
       Net investment loss
           Before expense reimbursement        (176.32)%            --              --              --              --
           After expense reimbursement         (144.99)%        (69.60)%        (39.14)%        (29.87)%        (21.09)%
    Portfolio turnover rate                        225%            614%            184%            217%            194%


--------------------------------------------------------------------------------
See notes to financial statements.                                             7

AMERITOR INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
--------------------------------------------------------------------------------

(1)   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Ameritor Investment Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The Fund has not been accepting new subscriptions since November 1996. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

      B. Income Taxes - The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes by using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax basis of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

      C. Distributions to shareholders - No Distributions were paid in fiscal years 2005 and 2006.

      D. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

      E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

June 30, 2006
--------------------------------------------------------------------------------

(2)   INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

      The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month. For the year ended June 30, 2006 the advisor waived administrative fees of $17,500, advisory fees of $141 and transfer agent fees of $7,502.

      Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.


(3)   TRUST SHARES

      The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                           For The Year Ended June 30,
                         ---------------------------------------------------------------
                                      2006                             2005
                         -----------------------------     -----------------------------
                            Shares           Amount           Shares           Amount
                         ------------     ------------     ------------     ------------
Shares redeemed                (6,909)    $       (583)         (22,125)    $     (4,508)
                         ------------     ------------     ------------     ------------

Net decrease                   (6,909)    $       (583)         (22,125)    $     (4,508)
                         ============     ============     ============     ============

Shares outstanding
    Beginning of year       1,057,599                         1,079,724
                         ------------                      ------------
    End of year             1,050,690                         1,057,599
                         ============                      ============

(4)   PURCHASE AND SALE OF SECURITIES

      During the year ended June 30, 2006, purchases and proceeds from sales of investment securities were $213,553 and $350,097, respectively. Cost of securities for income tax purposes was $53,928 at June 30, 2006. Net unrealized appreciation of investments aggregated $4,070 which relates to gross unrealized appreciation of $4,427 and gross unrealized depreciation of $357.


--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

June 30, 2006
--------------------------------------------------------------------------------

(5)   FEDERAL INCOME TAXES

      In the fiscal year ended June 30, 2006, the Fund did not meet the asset diversification requirements applicable to regulated investment companies. Thus, the Fund did not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. However, the Fund had a net investment loss in fiscal year ended June 30, 2006, therefore no income tax provision is required. A full valuation allowance was provided for deferred tax assets, totaling approximately $90,000 at June 30, 2006, which arises principally from net operating loss carryforwards available for income tax purposes.

      For income tax purposes, the fund has net operating loss carryforwards of $265,726 which is available to offset future net operating income in non-qualifying years, if any, of which $149,366 expires in 2025 and $116,360 expires in 2026. Additionally, at June 30, 2006, for federal income tax purposes, the Fund had a capital loss carryforward of $1,509,681, of which $1,029,062 expires in fiscal year 2007, $453,652 expires in fiscal year 2008 and $26,967 expires in fiscal year 2010.

      As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

            Accumulated net investment loss                        $   (265,726)
            Accumulated realized losses on investments               (1,509,681)
            Net unrealized appreciation on investments                    4,070
                                                                   ------------
                                                                   $ (1,771,337)
                                                                   ============

      Uncertainty In Income Taxes - On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB interpretation No. 48 "Accounting for uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.


--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

June 30, 2006
--------------------------------------------------------------------------------

(6)   TRUSTEES AND OFFICERS (UNAUDITED)

      The following table sets forth certain information concerning the Trustees and officers of the Fund.

-------------------------------------------------------------------------------------------------------------
           (1)                  (2)           (3)               (4)                (5)             (6)
-------------------------------------------------------------------------------------------------------------
Name                        Position(s)     Term of          Principal          Number of         Other
Address and                  Held with     Office and      Occupation(s)      Portfolios in   Directorships
Age                            Fund        Length of        During Past       Fund Complex       Held by
                                          Time Served         5 Years          Overseen by       Trustee
                                                                                 Trustee
-------------------------------------------------------------------------------------------------------------
Non-Interested Trustee
-------------------------------------------------------------------------------------------------------------
Richard P. Ellison             Non-         6 Years        President and            2         Potomac Group
1410 Coventry Lane          Interested       Served       Chief Executive                     Homes;
Alexandria, VA 22304          Trustee       Term is         Officer of
Age 74                                      For Life         Intervest                        Boat
                                                          Financial Corp.                     America
-------------------------------------------------------------------------------------------------------------
James I. Schwartz              Non-          3 Year      Retired President          2              None
14801Pennfield Circle       Interested       Served        Capital City
#307                          Trustee       Term is       Savings & Loan
Silver Spring, MD                           For Life            And
20906                                                     Schwartz & Co.
Age 78
-------------------------------------------------------------------------------------------------------------
Interested Trustee And Officers
-------------------------------------------------------------------------------------------------------------
Carole S. Kinney             Trustee,       6 Years       Chairman of the           2              None
8020 Thornley Court         Secretary,       served          Board of
Bethesda, MD 20817              And         Term is          Ameritor
Age 59                       Chairman       For life         Financial
                              of the                        Corporation
                               Fund                         Since 1998
-------------------------------------------------------------------------------------------------------------
Jerome Kinney                President      6 Years         Founder and                            None
8020 Thornley Court                          served         President,
Bethesda, MD 20817                           Term=1      Jerome F. Kinney
Age 75                                        year            Company
                                                            (builder);
                                                           President and
                                                               CEO,
                                                             Ameritor
                                                             Financial
                                                            Corporation
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

June 30, 2006
--------------------------------------------------------------------------------

Expense Examples (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, Investment Fund and (2) ongoing costs, including management fees and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 to June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  Beginning        Ending         Expenses Paid
                                                Account Value   Account Value     During Period
                                                    1/1/06         6/30/06      1/1/06 - 6/30/06*
                                                    ------         -------      -----------------
      Actual                                      $1,000.00        $428.60           $518.00
      Hypothetical (5% return before expenses)    $1,000.00        $299.60           $471.23

* Expenses are equal to the Fund's annualized expense ratio of 146.24% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Approval of the Investment Advisory Agreement (Unaudited)

At a meeting held on June 7, 2006, the Board (including the Independent Trustees) considered and approved the Advisory Agreement for an initial period beginning with the commencement of operations and ending June 30, 2006. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Funds. This information, together with the information provided to the Independent Trustees prior to this meeting, formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement.


--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

June 30, 2006
--------------------------------------------------------------------------------

Mr. Kinney discussed his report on the status of Ameritor Financial Corporation. He explained to the trustees that he had been able to reduce fees that the Corporation charged Ameritor Investment Fund, as a result of many cost saving procedures that were implemented. For example, he noted that he was performing many duties, such as filing the vast majority of SEC reports which has greatly lowered attorney fees. He also stated he negotiated a reduced fee that the auditors would charge Ameritor Investment Fund. He then discussed the additional fees received for managing shareholder services and accounting for the Ehrenkrantz Fund which has also been effective in further reducing costs.

Mr. Kinney then presented and explained to the trustees the comparative data report for other funds similar to the Ameritor Funds. Comparisons were given for costs related to the size of the funds, as well as comparing management, auditor and attorney fees. Examples were given additionally for transfer agency and shareholder costs. These were generally consistent with other funds of a similar size.

The Investment Advisory Agreement with Ameritor Financial Corporation was given to the trustees for review. Afterwards, a full discussion took place regarding the contract between the Corporation and the Funds. The trustees then approved the renewal of the contract for another year for both the Ameritor Investment Fund and Ameritor Security Trust.

No single factor was determinative of the Board's decision to approve the Advisory agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund and that the Fund's shareholders were likely to receive reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the approval of the Advisory Agreement would be in the best interests of the Fund and its potential shareholders.

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling toll-free at 1-800-424-8570 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the year ended June 30, 2006 is available without charge and upon request by calling toll-free at 1-800-424-8570 or through the SEC's website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling toll-free at 1-800-424-8570 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information About the Funds Investment Performance (Unaudited)

The Investment Advisor's reports for the Funds during the period ending May 31, 2006 was reviewed by the trustees. Mr. Dietrich provided the trustees with his reports for both the Investment and Security Trust funds. It was noted that both Funds' Investments from the period 12-31-05 to 4-3-06 were up substantially. The investments for Ameritor Investment Fund was up 11.55%, and Ameritor Security Trust Fund for that same period was up 16.83%. After a full discussion of the portfolio holdings and other related issues, the trustees approved Mr. Dietrich's report.


--------------------------------------------------------------------------------

Performance Graph

      The following graph provides a comparison of the change in the value of a $10,000 investment in the Fund and same investment in the S & P 500 Index for each fisacal year from June 30, 1997 to June 30, 2006.

                         Total Return vs S&P 500 Index

[The following table was depicted as a line chart in the printed material]

                              Ameritor
                             Investment       S&P 500
                                Fund           Index      *&**

              06/30/96        $10,000        $10,000
              06/30/97         $9,883        $13,472
              06/30/98        $13,023        $17,531
              06/30/99        $18,836        $21,523
              06/30/00        $22,295        $23,081
              06/30/01         $8,956        $19,430
              06/30/02         $5,583        $15,707
              06/30/03         $4,303        $15,682
              06/30/04         $3,259        $18,676
              06/30/05         $1,397        $19,856
              06/30/06           $349        $21,569

*     Past performance is not predictive of future performance.
**    S & P 500 Index is adjusted to reflect the reinvestment of dividends.

Returns reflect reinvestment of dividends and capital gains distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

                         Ameritor Financial Corporation
                            Ameritor Investment Fund

                                 Privacy Policy

At Ameritor, we recognize the importance of protecting the personal and financial information of Fund shareholders. We consider each shareholder's personal information to be private and confidential. The following describes the practices followed by Ameritor to protect Fund shareholders' privacy.

Ameritor may obtain nonpublic personal information about you from the following sources:

      o Information we receive from you on applications, forms, and other information you provide to us in writing, by telephone, electronically or by any other means; and

      o     Information about your transactions with us or others.

Ameritor will collect and use Fund shareholder personal information only to service shareholder accounts. This information may be used by Ameritor in connection with providing services or financial products requested by Fund shareholders. We will not disclose any nonpublic personal information about you to anyone, except as permitted by law.

Ameritor restricts access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

Even if you are no longer a Fund shareholder, Ameritor's Privacy Policy will continue to apply to you.

AMERITOR INVESTMENT FUND
4400 MACARTHUR BLVD, #301
WASHINGTON, D.C. 20007-2521
1-800-424-8570
202-625-6000 WASHINGTON, D.C. AREA

TRANSFER AGENT
AMERITOR FINANCIAL CORPORATION
4400 MACARTHUR BLVD, #301
WASHINGTON, D.C. 20007-2521

CUSTODIAN
WACHOVIA
123 SOUTH BROAD ST.
PHILADELPHIA, PA 19109

INDEPENDENT ACCOUNTANTS
TAIT, WELLER & BAKER
SUITE 800
8 PENN CENTER
PLAZA PHILADELPHIA, PA 19103-2108

FOR MORE INFORMATION ABOUT
AMERITOR INVESTMENT FUND,
ACCOUNT INFORMATION OR DAILY
NET ASSET VALUES, CALL:

SHAREHOLDER SERVICES
1-800-424-8570 EXT. 121
202-625-6000 WASHINGTON, D.C. AREA

ITEM 2.  CODE OF ETHICS.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

     (c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

     (d) The registrant's code of ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Richard Ellison, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Ellison is "independent" as that term is defined in paragraph (a)(2) of this item's instructions.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $9,000 and $9,000 for fiscal years ended June 30, 2004 and 2003, respectively.

     (b) Audit Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended June 30, 2004 and 2003, respectively.

     (c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $1,500 and $1,500 for the fiscal years ended June 30, 2004 and 2003, respectively.

     (d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs
            (a) through (c) of this Item were $0 and $0 for the fiscal years ended June 30, 2004 and 2003, respectively.

     (e)(1) The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

     (e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) Rule 2-01 of Regulation S-X.

     (f) Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the fiscal years ended June 30, 2004 and June 30, 2004 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's account for the registrant's adviser.

     (h)    Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of Ethics required to be disclosed under item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameritor Investment Fund

By (Signature and Title) /s/ Jerome Kinney, President & Treasurer
                        --------------------------------------------------------
                                    Jerome Kinney, President & Treasurer


Date 8/29/2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jerome Kinney, President
                        --------------------------------------------------------
                                    Jerome Kinney, President

Date 8/29/2006
    ----------------------------------------------------------------------------

By (Signature and Title) /s/ Jerome Kinney, Treasurer
                        --------------------------------------------------------
                                    Jerome Kinney, Treasurer

Date 8/29/2006
    ----------------------------------------------------------------------------